SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Change in Fair Value Of Warrant Liability (Details) - Warrant Liability - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Change in estimated fair value			$ 3,300
VectoIQ
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Estimated fair value at beginning of period	$ 7,335	$ 0
Warrant liability assumed from the Business Combination		21,698
Change in estimated fair value	(3,051)	(13,448)
Settlements		(915)
Estimated fair value at end of period	$ 4,284	$ 7,335	$ 0